TAXES ON INCOME (Summary of Open Tax Years by Major Jurisdiction) (Details)	12 Months Ended
Dec. 31, 2012
Israel [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2008
Israel [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2012
Unites States [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2008
Unites States [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2012
Japan [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open tax years	2005
Japan [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open tax years	2012
India [Member]
Income Tax Examination [Line Items]
Open tax years	2012